Other non-financial assets	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of other non financial assets [Line Items]
Disclosure of other non financial assets [Text Block]
6.	Other non-financial assets

This item is made up as follows:

	December 31 , 2018	December 31 , 2017
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	28,081	18,153
Income tax prepayments (a)	26,794	-
Other taxes to be recovered	2,700	2,929
	57,575	21,082

Non-current
Other receivables (b)	183,208	184,802
Income tax prepayments (a)	16,858	4,212
	200,066	189,014

Total other non-financial assets	257,641	210,096

(a)
Represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations or will be refunded to the Company by SUNAT (Superintendencia Nacional de Administración Tributaria) (see Note 13(b)).

(b)
Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT from years 2003 to 2011 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.